Submission	Nov. 04, 2025
Submission [Line Items]
Central Index Key	0001001250
Registrant Name	ESTEE LAUDER COMPANIES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A